Investment in jointly controlled entities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Joint Ventures

	As at 31 March 2021	As at 31 March 2020
Investment in unquoted equity shares of entities under joint control at equity method (refer note 53)
Nil (31 March 2020: 3,498,744) equity shares of INR 10 each fully paid-up Aalok Solarfarms Limited	—	91
Nil (31 March 2020: 6,996,900) equity shares of INR10 each fully paid-up in Heramba Renewables Limited	—	170
Nil (31 March 2020: 3,498,744) equity shares of INR10 each fully paid-up in Abha Solarfarms Limited	—	89
Nil (31 March 2020: 6,997,494) equity shares of INR10 each fully paid-up in Shreyas Solarfarms Limited	—	174

Total	—	524